U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

August 31, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Potomac Insurance Trust (the “Trust”)
                File Nos. 333-93813 and 811-09761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 28, 2006, filed electronically as Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A on August 28, 2006:

•
Evolution VP Managed Bond Fund, Evolution VP All-Cap Equity Fund (formerly, the Evolution VP Managed Equity Fund), Evolution VP Large Cap Fund, Evolution VP Small Cap Fund and Evolution VP Total Return Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5348.

Sincerely yours,

/s/ Angela L. Pingel

Angela L. Pingel
for U.S. BANCORP FUND SERVICES, LLC